Income Taxes - Entity's Total Income Tax Expense for the Period and Statutory Tax Rate (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes	$ 38	$ 37,119	$ 77,823
Drilling Segment
Current Tax expense		37,119	77,823
Income taxes		$ 37,119	$ 77,823
Effective tax rate		28.00%	23.10%